Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Reclassification from accumulated other comprehensive income	$ 536	$ (2)	$ (523)
Tax effect on amount reclassified from accumulated Other comprehensive income	$ (207)	$ 1	$ 222